UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012 Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    1001 Tahoe Blvd.
            Incline Village, NV 89451
13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	      Chief Operating Officer
Phone:	      (847) 239-7100
Signature, Place, and Date of Signing:

Steven M. Kleiman	Northbrook, Illinois	October 23, 2012

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  155

Form 13F Information Table Value Total: $3,911,997

List of Other Included Managers:  None



                                                     VALUE   SHARES OR SH/ Put/  INVSTMT   OTHER  Voting Authority
NAME OF ISSUER          TITLE OF CLASS    CUSIP      (1000s) PRN AMT   PRN CALL  DISCRTN   Mgrs  a) Sole  b) Shared c) None
Apple Inc.	        COM	        037833100	667		1000			Sole	1,000
Bank of America	        CNV PFD L	060505682	 757 		 695 			Sole	695
Cumulus Media Inc	CL A	        231082108	 305 		 111,433 		Sole	111,433
Durect Corporation	COM	        266605104	 1,818 		 1,262,574 		Sole	1,262,574
Emmis Communications 	PFD CV SER A	291525202	 4,635 		 491,510 		Sole	491,510
Fifth Third Bancorp	CNV PFD DEP1/250 316773209	 80,210 	 562,630 		Sole	562,630
Ford Motor Co	        *W EXP 01/01/201 345370134	 6,062 		 5,885,482 		Sole	5,885,482
GDL Fund	        COM SH BEN IT	361570104	 1,601 		 135,600 		Sole	135,600
Goldcorp, Inc.	        COM	        380956409	 871 		 19,000 		Sole	19,000
Intel Corp.	        COM	        458140100	 802 		 35,400 		Sole	35,400
International Game Tech	COM	        459902102	 262 		 20,000 		Sole	20,000
iShares Barclays	TIPS BD	        464287176	 219 		 1,800 			Sole	1,800
Sotheby's	        COM	        835898107	 857 		 27,191 		Sole	27,191
Stanley Black & Decker 	UNIT 99/99/9999	854502309	 149,430 	 1,181,502 		Sole	1,181,502
Starbucks Corp.	        COM	        855244109	 254 		 5,000 			Sole	5,000
Teva Pharm	        ADR	        881624209	 3,522 		 85,040 		Sole	85,040
United Continental Hld	COM	        910047109	 478 		 24,510 		Sole	24,510
Wells Fargo & Company	PERP PFD CNV A	949746804	 4,580 		 3,700 			Sole	3,700
JP Morgan Chase & Co.	*W EXP 10/28/201 46634E114	 2,435 		 236,639 		Sole	236,639
AES Corp	        COM	        00130H105	 619 		 56,400 		Sole	56,400
BlackRock Defined Opp 	COM	        09255Q105	 1,564 		 111,414 		Sole	111,414
BlackRock Floating Rate	COM	        09255X100	 1,230 		 81,602 		Sole	81,602
BlackRock Floating Rate	COM SHS	        09255Y108	 1,060 		 77,144 		Sole	77,144
Eaton Vance Short Dur	COM	        27828V104	 3,629 		 205,982 		Sole	205,982
Equity Residential Prop	SH BEN INT	29476L107	 288 		 5,000 			Sole	5,000
Fly Leasing	        SPONSORED ADR	34407D109	 2,349 		 173,867 		Sole	173,867
General Motors Corp	*W EXP 07/10/201 37045V118	 2,667 		 193,538 		Sole	193,538
General Motors Corp 	*W EXP 07/10/201 37045V126	 1,623 		 196,530 		Sole	196,530
Goldman Sachs Group	COM	        38141G104	 425 		 3,740 			Sole	3,740
Google Inc	        CL A	        38259P508	 377 		 500 			Sole	500
Iridium Communications	COM	        46269C102	 1,192 		 162,778 		Sole	162,778
Iridium Communications	*W EXP 02/14/201 46269C110	 1,119 		 917,209 		Sole	917,209
Kinder Morgan Energy Pn	*W EXP 05/25/201 49456B119	 39,316 	 11,265,314 		Sole	11,265,314
Level 3 Communications	COM NEW	        52729N308	 322 		 14,000 		Sole	14,000
PowerShares QQQ	        UNIT SER 1	73935A104	 1,141 		 16,635 		Sole	16,635
ProShares UltraShort 20	PSHS ULTSH 20YR	74347R297	 1,006 		 64,500 		Sole	64,500
ProShares Ultra VIX Sh	ULT VIX S/T ETF	74347W411	 1,577 		 50,000 		Sole	50,000
Radio One, Inc	        CL D NON VTG	75040P405	 2,851 		 3,276,962 		Sole	3,276,962
S & P 500 Depository    TR UNIT	        78462F103	 1,728 		 12,000 		Sole	12,000
Silicon Graphics Int	COM	        82706L108	 1,367 		 150,265 		Sole	150,265
Zaza Energy	        COM	        98919T100	 627 		 211,111 		Sole	211,111
Aspen Insurance         PFD PRP INC EQ	G05384113	 17,358 	 302,360 		Sole	302,360
AGCO Corp	        NOTE 1.250%12/1	001084AM4	 42,054 	 33,376,000 		Sole
Affiliated Managers Gp	NOTE 3.950% 8/1	008252AL2	 42,515 	 37,960,000 		Sole
Affymetrix, Inc	        NOTE 4.000% 7/0	00826TAH1	 4,458 		 4,555,000 		Sole
Alcoa Inc	        NOTE 5.250% 3/1	013817AT8	 70,549 	47,310,000 		Sole
Allegheny Technologies	NOTE 4.250% 6/0	01741RAD4	 120,716 	 104,743,000 		Sole
Alliance Data Systems	NOTE 1.750% 8/0	018581AD0	 3,630 		 2,000,000 		Sole
Alliance One Internl	NOTE 5.500% 7/1	018772AQ6	 1,375 		 1,428,000 		Sole
Altra Holdings, Inc	NOTE 2.750% 3/0	02208RAE6	 2,949 		 2,984,000 		Sole
Johnson & Johnson	SDCV 7/2	02261WAB5	 155,946 	 157,026,000 		Sole
Amgen Inc	        NOTE 0.375% 2/0	031162AQ3	 11,130 	 10,000,000 		Sole
Annaly Mortgage Manag	NOTE 4.000% 2/1	035710AA0	 4,173 		 3,284,000 		Sole
Annaly Mortgage Manag	NOTE 5.000% 5/1	035710AB8	 13,893 	 13,580,000 		Sole
A123 Systems Inc.	NOTE 3.750% 4/1	03739TAA6	 4,743 		 13,175,000 		Sole
Apollo Investment Corp	NOTE 5.750% 1/1	03761UAE6	 1,037 		 1,000,000 		Sole
Arcelormittal	        NOTE 5.000% 5/1	03938LAK0	 35,358 	 34,580,000 		Sole
Archer-Daniels-Midland 	NOTE 0.875% 2/1	039483AW2	 13,506 	 13,500,000 		Sole
ArvinMeritor, Inc	FRNT 4.625% 3/0	043353AF8	 2,678 		 3,000,000 		Sole
BGC Partners, Inc.	NOTE 4.500% 7/1	05541TAD3	 9,447 		 10,104,000 		Sole
CMS Energy Corp	        NOTE 5.500% 6/1	125896BD1	 3,415 		 2,000,000 		Sole
CACI International Inc	NOTE 2.125% 5/0	127190AD8	 2,238 		 2,000,000 		Sole
Cadence Design Systems	NOTE 2.625% 6/0	127387AJ7	 4,436 		 2,500,000 		Sole
Central European Distr	NOTE 3.000% 3/1	153435AA0	 5,106 		 5,490,000 		Sole
Chemed Corporation	NOTE 1.875% 5/1	16359RAC7	 12,052 	 11,397,000 		Sole
Chesapeake Energy Corp	NOTE 2.500% 5/1	165167CA3	 56,510 	 64,216,000 		Sole
Comtech Telecomm Corp	NOTE 3.000% 5/0	205826AF7	 2,114 		 2,000,000 		Sole
United Continental Hld	NOTE 4.500% 1/1	210795PU8	 35,082 	 26,870,000 		Sole
Cubist Pharmaceuticals  NOTE 2.500%11/0	229678AD9	 4,365 		 2,500,000 		Sole
Danaher Corporation	NOTE 1/2	235851AF9	 67,532 	 42,123,000 		Sole
Dendreon Corp	        NOTE 2.875% 1/1	24823QAC1	 9,312 		 13,950,000 		Sole
Dominion Resources Inc	NOTE 2.125%12/1	25746UAT6	 5,946 		 3,836,000 		Sole
DryShips Inc	        NOTE 5.000%12/0	262498AB4	 29,993 	 36,528,000 		Sole
EMC Corp B	        NOTE 1.750%12/0	268648AM4	 81,771		 47,613,000 		Sole
Endeavor Intl Corp	NOTE 5.500% 7/1	29257MAE0	 18,867 	 19,653,000 		Sole
Endo Pharmaceuticals Hd	NOTE 1.750% 4/1	29264FAB2	 3,004 		 2,450,000 		Sole
EnPro Industries, Inc	DBCV 3.938%10/1	29355XAB3	 90,497 	 73,277,000 		Sole
Equinix, Inc	        NOTE 4.750% 6/1	29444UAH9	 5,086 		 2,000,000 		Sole
Exide Technologies	FRNT 9/1	302051AL1	 12,597 	 13,655,000 		Sole
Exterran Holdings Inc	NOTE 4.250% 6/1	30225XAA1	 2,857 		 2,528,000 		Sole
Genco Shipping & Trad	NOTE 5.000% 8/1	36869MAA3	 16,796 	 37,325,000 		Sole
Gilead Sciences, Inc	NOTE 0.625% 5/0	375558AH6	 73,540 	 42,262,000 		Sole
Gilead Sciences, Inc	NOTE 1.000% 5/0	375558AN3	 2,034 		 1,350,000 		Sole
Gilead Sciences, Inc	NOTE 1.625% 5/0	375558AP8	 28,319 	 18,095,000 		Sole
GMX Resources Inc	NOTE 5.000% 2/0	38011MAB4	 5,702 		 7,503,000 		Sole
GMX Resources Inc	NOTE 4.500% 5/0	38011MAJ7	 4,550 		 11,098,000 		Sole
Goldcorp, Inc	        NOTE 2.000% 8/0	380956AB8	 160,938 	 132,732,000 		Sole
Wilson Greatbatch Tech	SDCV 2.250% 6/1	39153LAB2	 1,900 		 1,906,000 		Sole
Green Plains Renewable 	NOTE 5.750%11/0	393222AB0	 10,486 	 13,530,000 		Sole
Greenbrier Companies	NOTE 3.500% 4/0	393657AH4	 3,512 		 3,900,000 		Sole
Hawaiian Holdings, Inc	NOTE 5.000% 3/1	419879AD3	 18,036 	 17,416,000 		Sole
Headwaters Incorporated	NOTE 2.500% 2/0	42210PAD4	 2,764 		 2,835,000 		Sole
Home Inns & Hotels	NOTE 2.000%12/1	43713WAB3	 15,554 	 18,380,000 		Sole
Hutchinson Technology 	NOTE 3.250% 1/1	448407AF3	 1,104 		 1,174,000 		Sole
Hutchinson Technology 	NOTE 8.500% 1/1	448407AG1	 11,415 	 20,568,000 		Sole
Intel Corporation	SDCV 3.250% 8/0	458140AF7	 131,240 	 106,353,000 		Sole
International Game Tech NOTE 3.250% 5/0	459902AQ5	 79,390 	 76,153,000 		Sole
Interpublic Group	NOTE 4.750% 3/1	460690BE9	 78,842 	 72,117,000 		Sole
James River Coal Co	NOTE 3.125% 3/1	470355AH1	 1,260 		 3,705,000 		Sole
Janus Capital Group Inc	NOTE 3.250% 7/1	47102XAG0	 11,398 	 10,689,000 		Sole
Jefferies Group, Inc	DBCV 3.875%11/0	472319AG7	 16,287 	 16,705,000 		Sole
Knight Capital Group	NOTE 3.500% 3/1	499005AE6	 2,726 		 3,000,000 		Sole
KCAP Financial Inc 	NOTE 8.750% 3/1	500233AB7	 38,975 	 34,065,000 		Sole
LAM Research Corp	NOTE 0.500% 5/1	512807AJ7	 3,596 		 3,780,000 		Sole
Level 3 Communications	NOTE 7.000% 3/1	52729NBP4	 62,757 	 51,440,000 		Sole
Level 3 Communications	NOTE 6.500%10/0	52729NBR0	 4,186 		 2,900,000 		Sole
Liberty Media	        DEB 3.250% 3/1	530715AR2	 152,540 	 161,196,000 		Sole
Liberty Media	        DEB 3.125% 3/3	530718AF2	 9,063 		 6,497,000 		Sole
LifePoint Hospital	NOTE 3.500% 5/1	53219LAH2	 2,274 		 2,092,000 		Sole
Linear Technology Corp	NOTE 3.000% 5/0	535678AC0	 2,601 		 2,500,000 		Sole
McMoRan Exploration Co	NOTE 4.000%12/3	582411AJ3	 10,075 	 9,975,000 		Sole
Medicis Pharmaceuticals	NOTE 1.375% 6/0	584690AC5	 8,139 		 7,545,000 		Sole
Medicis Pharmaceuticals	NOTE 2.500% 6/0	58470KAA2	 68,568 	 45,980,000 		Sole
Micron Technology, Inc	NOTE 1.500% 8/0	595112AQ6	 2,238 		 2,500,000 		Sole
Molson Coors Brewing Co	NOTE 2.500% 7/3	60871RAA8	 14,695 	 14,207,000 		Sole
Molycorp, Inc.	        DBCV 3.250% 6/1	608753AA7	 6,972 		 9,960,000 		Sole
Molycorp, Inc.	        NOTE 6.000% 9/0	608753AF6	 19,548 	 16,861,000 		Sole
Morgans Hotel Group	NOTE 2.375%10/1	61748WAB4	 9,078 		 9,814,000 		Sole
National Retail Prop	NOTE 3.950% 9/1	637417AA4	 2,487 		 1,921,000 		Sole
Navistar Intl	        NOTE 3.000%10/1	63934EAL2	 18,623 	 20,872,000 		Sole
NetApp, Inc	        NOTE 1.750% 6/0	64110DAB0	 82,144 	 71,930,000 		Sole
Newmont Mining Corp	NOTE 1.250% 7/1	651639AH9	 179,214 	 132,506,000 		Sole
Newmont Mining Corp	NOTE 1.625% 7/1	651639AJ5	 7,152 		 4,920,000 		Sole
Northgate Minerals Corp	NOTE 3.500%10/0	666416AB8	 31,055 	 30,360,000 		Sole
LAM Research Corp	NOTE 2.625% 5/1	670008AD3	 83,128 	 75,025,000 		Sole
Omnicom Group	        NOTE 7/3	681919AV8	 7,922 		 7,500,000 		Sole
Omnicom Group	        NOTE 7/0	682134AA9	 75,258 	 68,374,000 		Sole
PHH Corporation	        NOTE 4.000% 9/0	693320AN3	 13,256 	 12,232,000 		Sole
Prologis, Inc	        NOTE 3.250% 3/1	74340XAT8	 7,229 		 6,440,000 		Sole
Prospect Capital Corp	NOTE 6.250%12/1	74348TAC6	 115,470 	 107,790,000 		Sole
Prospect Capital Corp	NOTE 5.500% 8/1	74348TAD4	 1,175 		 1,150,000 		Sole
Pulse Electronics Corp	NOTE 7.000%12/1	74586WAA4	 1,057 		 1,420,000 		Sole
Rayonier Inc	        NOTE 3.750%10/1	75508AAB2	 48,384 	 35,381,000 		Sole
Rayonier Inc	        NOTE 4.500% 8/1	75508AAC0	 44,739 	 29,690,000 		Sole
Rite Aid Corp	        NOTE 8.500% 5/1	767754BU7	 28,202 	 26,669,000 		Sole
Royal Gold, Inc	        NOTE 2.875% 6/1	780287AA6	 8,243 		 6,790,000 		Sole
SBA Communications Corp	NOTE 4.000%10/0	78388JAM8	 4,116 		 1,942,000 		Sole
Safeguard Scientifics	DBCV 10.125% 3/1 786449AH1	 3,721 		 3,030,000 		Sole
Saks	                NOTE 2.000% 3/1	79377WAL2	 26,707 	 25,649,000 		Sole
Salesforce.com, Inc.	NOTE 0.750% 1/1	79466LAB0	 3,718 		 2,000,000 		Sole
School Specialty, Inc	SDCV 3.750%11/3	807863AM7	 32,742 	 51,160,000 		Sole
Sotheby's	        NOTE 3.125% 6/1	835898AC1	 70,803 	 63,751,000 		Sole
Steel Dynamics, Inc	NOTE 5.125% 6/1	858119AP5	 44,285 	 42,001,000 		Sole
Sterlite Industries Ltd	NOTE 4.000%10/3	859737AB4	 121,771 	 127,509,000 		Sole
Symantec Corporation	NOTE 1.000% 6/1	871503AF5	 4,543 		 4,180,000 		Sole
THQ Inc	                NOTE 5.000% 8/1	872443AB2	 7,552 		 13,856,000 		Sole
Teleflex Incorporated	NOTE 3.875% 8/0	879369AA4	 12,023 	 9,590,000 		Sole
Teva Pharm (Series C)	DBCV 0.250% 2/0	88163VAE9	 140,294 	 131,577,000 		Sole
Time Warner Telecom Inc	DBCV 2.375% 4/0	887319AC5	 2,867 		 2,022,000 		Sole
Tyson Foods, Inc	NOTE 3.250%10/1	902494AP8	 93,275 	 83,880,000 		Sole
United States Steel Co	NOTE 4.000% 5/1	912909AE8	 2,023 		 2,000,000 		Sole
Virgin Media Inc	NOTE 6.500%11/1	92769LAB7	 3,450 		 2,000,000 		Sole
Viropharma Inc	        NOTE 2.000% 3/1	928241AH1	 3,484 		 2,000,000 		Sole
WebMD Health Corp.	NOTE 2.500% 1/3	94770VAF9	 18,066 	 21,775,000 		Sole
Xilinx, Inc	        NOTE 2.625% 6/1	983919AF8	 130,587 	 99,495,000 		Sole
			                               3,911,997